Consolidated Balance Sheets (Q2) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Investment in real estate:
Land and improvements	$ 1,118,536	$ 1,121,590
Building and improvements	2,265,554	2,263,381
Acquired in-place lease assets	311,829	313,432
Acquired above-market lease assets	53,432	53,524
Total investment in real estate assets	3,749,351	3,751,927
Accumulated depreciation and amortization	(544,034)	(462,025)
Total investment in real estate assets, net	3,205,317	3,289,902
Cash and cash equivalents	8,310	5,716
Restricted cash	16,728	21,729
Accounts receivable - affiliates	5,596	6,102
Corporate intangible assets, net	49,300	55,100
Goodwill	29,066	29,085
Other assets, net	137,806	118,448
Total assets	3,452,123	3,526,082
Liabilities:
Debt obligations, net	1,838,472	1,806,998
Acquired below-market lease liabilities, net of accumulated amortization of $32,327 and $27,388, respectively	84,974	90,624
Accounts payable - affiliates	948	1,359
Accounts payable and other liabilities	142,457	148,419
Total liabilities	2,066,851	2,047,400
Commitments and contingencies (Note 9)	0
Equity:
Preferred stock, $0.01 par value per share, 10,000 shares authorized, zero shares issued and outstanding at June 30, 2018 and December 31, 2017, respectively	0	0
Common stock, $0.01 par value per share, 1,000,000 shares authorized, 183,304 and 185,233 shares issued and outstanding at June 30, 2018 and December 31, 2017, respectively	1,833	1,852
Additional paid-in capital	1,608,590	1,629,130
Accumulated other comprehensive income ("AOCI")	31,293	16,496
Accumulated deficit	(676,673)	(601,238)
Total stockholders' equity	965,043	1,046,240
Noncontrolling interests	420,229	432,442
Total equity	1,385,272	1,478,682
Total liabilities and equity	$ 3,452,123	$ 3,526,082